Pensions and Other Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Pensions And Other Post Employment Benefits [Abstract]
Summary of Defined Benefit and OPEB Plan Obligation and Funded Status
A) Plan Obligations, Assets and Funded Status

	DB Pension Plan		OPEB Plans
	2025	2024	2025	2024
Defined Benefit Obligation
Defined Benefit Obligation, Beginning of Year	214	202	252	249
Current Service Costs	16	14	7	2
Interest Costs (1)	10	9	12	12
Benefits Paid	(13)	(12)	(8)	(9)
Plan Participant Contributions	3	3	—	—
Re-measurements:
(Gains) Losses From Experience Adjustments	(1)	—	(3)	1
(Gains) Losses From Changes in Financial Assumptions	(5)	(3)	(2)	(6)
Exchange Rate Movements and Other	(1)	1	(2)	3
Defined Benefit Obligation, End of Year	223	214	256	252

Plan Assets
Fair Value of Plan Assets, Beginning of Year	201	178	—	—
Employer Contributions	12	11	8	9
Plan Participant Contributions	3	3	—	—
Benefits Paid	(13)	(12)	(8)	(9)
Interest Income (1)	10	8	—	—
Re-measurements:
Return on Plan Assets Excluding Interest Income	11	11	—	—
Exchange Rate Movements and Other	(1)	2	—	—
Fair Value of Plan Assets, End of Year	223	201	—	—

Defined Benefit Pension and OPEB Asset (Liability) (2)	—	(13)	(256)	(252)
(1)Based on the discount rate of the defined benefit obligation at the beginning of the year.
(2)Liabilities for the DB Pension Plan and OPEB plans are included in other liabilities.

Summary of Pension and OPEB Costs
B) Costs

	DB Pension Plan and DC Pension Plan		OPEB Plans
For the years ended December 31,	2025	2024	2025	2024
Defined Benefit Plan Cost
Current Service Costs	16	14	7	2
Net Interest Costs	—	1	12	12
Re-measurements:
Return on Plan Assets Excluding Interest Income	(11)	(11)	—	—
(Gains) Losses From Experience Adjustments	(1)	—	(3)	1
(Gains) Losses From Changes in Financial Assumptions	(5)	(3)	(2)	(6)
Defined Benefit Plan Cost (Recovery)	(1)	1	14	9
Defined Contribution Plan Cost (1)	113	107	—	—
Total Plan Cost	112	108	14	9
(1)Includes defined contribution and U.S. 401(k) plans.

Summary of Fair Value of the Plan Assets
The fair value of the DB Pension Plan assets, as represented by fair value hierarchy levels, are as follows:

As at December 31,	2025	2024
Level 1 – Cash and Cash Equivalents	4	3
Level 2 – Equity and Fixed Income Funds	206	185
Level 3 – Real Estate Funds and Other	13	13
	223	201
The DB Pension Plan does not hold any direct investment in Cenovus common shares or preferred shares.
Summary of principal weighted average actuarial assumptions used to determine benefit obligations and expenses
The principal weighted average actuarial assumptions used to determine benefit obligations are as follows:

	Defined Benefit Plan		OPEB Plans
For the years ended December 31,	2025	2024	2025	2024
Discount Rate (percent)	4.93	4.65	5.02	4.85
Future Salary Growth Rate (percent)	3.94	3.95	N/A	N/A
Average Longevity (years)	88.5	88.4	88.5	88.4
Health Care Cost Trend Rate (percent)	N/A	N/A	5.45	5.24

Sensitivity of defined benefit and OPEB obligation to changes in relevant actuarial assumptions	The sensitivity analysis below shows the impact that a one percent change in the discount rate, while holding all other assumptions constant, would have on the DP Pension Plan and OPEB plan obligations:

	2025		2024
As at December 31,	Increase	Decrease	Increase	Decrease
Discount Rate	(57)	69	(56)	69